Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses
Accrued voyage expenses	$ 28,755	$ 17,731
Accrued loan interest	14,150	7,944
Accrued legal and professional fees	4,558	8,190
Total accrued expenses	$ 47,463	$ 33,865